UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08611

Legg Mason Charles Street Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON BATTERYMARCH U.S. SMALL

CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 2.2%
Cooper Tire & Rubber Co.	66,200	$1,299,506
Dana Holding Corp.	137,300	1,691,536	*
Shiloh Industries Inc.	8,890	86,055	*
Spartan Motors Inc.	43,300	200,912
Standard Motor Products, Inc.	72,681	765,331
Tenneco Inc.	31,600	915,452	*

Total Auto Components		4,958,792

Distributors - 0.3%
Core-Mark Holding Co. Inc.	18,520	573,379	*

Diversified Consumer Services - 0.8%
Capella Education Co.	6,400	496,768	*
Corinthian Colleges Inc.	107,500	754,650	*
Lincoln Educational Services Corp.	41,900	603,779	*

Total Diversified Consumer Services		1,855,197

Hotels, Restaurants & Leisure - 1.6%
Carrols Restaurant Group Inc.	20,520	108,756	*
CEC Entertainment Inc.	34,647	1,189,432	*
Jack in the Box Inc.	35,130	753,187	*
Papa John’s International, Inc.	27,772	732,625	*
Ruby Tuesday Inc.	73,700	874,819	*

Total Hotels, Restaurants & Leisure		3,658,819

Household Durables - 0.4%
Furniture Brands International Inc.	33,110	178,132	*
La-Z-Boy, Inc.	75,000	633,000	*

Total Household Durables		811,132

Leisure Equipment & Products - 1.5%
Leapfrog Enterprises Inc.	81,022	444,000	*
Polaris Industries, Inc.	28,150	1,832,565
Smith & Wesson Holding Corp.	187,410	667,180	*
Sturm Ruger & Co. Inc.	24,916	339,854

Total Leisure Equipment & Products		3,283,599

Media - 2.3%
Arbitron, Inc.	18,745	524,297
Carmike Cinemas Inc.	22,960	200,211	*
Dex One Corp.	45,828	562,768	*
Journal Communications Inc.	69,579	313,801	*
Lions Gate Entertainment Corp.	76,300	560,805	*
LodgeNet Entertainment Corp.	8,600	24,080	*
Mediacom Communications Corp., Class A Shares	19,480	128,763	*
Scholastic Corp.	32,450	902,759
Valassis Communications Inc.	40,630	1,376,951	*
World Wrestling Entertainment Inc., Class A Shares	28,900	401,999

Total Media		4,996,434

Multiline Retail - 0.9%
Big Lots Inc.	43,550	1,448,038	*
Bon-Ton Stores Inc.	22,400	227,808	*
Dillard’s Inc., Class A Shares	11,900	281,316

Total Multiline Retail		1,957,162

Specialty Retail - 4.6%
Aaron Rents Inc.	15,465	285,329
Aeropostale Inc.	70,742	1,644,752	*
AnnTaylor Stores Corp.	26,800	542,432	*
Big 5 Sporting Goods Corp.	14,930	200,361
Brown Shoe Co. Inc.	43,400	497,798
Cabela’s Inc., Class A Shares	26,077	494,941	*
Finish Line Inc., Class A Shares	91,900	1,278,329
Gymboree Corp.	28,500	1,183,890	*
Kirkland’s Inc.	41,794	579,265	*
Midas Inc.	22,810	173,584	*
OfficeMax Inc.	39,700	519,673	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Special Retail - continued
Pep Boys- Manny, Moe, & Jack	26,868	$284,263
Rent-A-Center Inc.	68,991	1,544,019
Sally Beauty Holdings Inc.	26,500	296,800	*
Sonic Automotive, Inc.	74,489	732,227	*

Total Specialty Retail		10,257,663

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s Inc.	60,130	1,583,223	*
Deckers Outdoor Corp.	11,300	564,548	*
Jones Apparel Group Inc.	50,800	997,712
Oxford Industries Inc.	59,399	1,412,508
Timberland Co., Class A Shares	34,900	691,369	*
Warnaco Group Inc.	11,000	562,430	*

Total Textiles, Apparel & Luxury Goods		5,811,790

TOTAL CONSUMER DISCRETIONARY		38,163,967

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.5%
Pantry Inc.	28,050	676,285	*
Spartan Stores Inc.	39,274	569,473

Total Food & Staples Retailing		1,245,758

Food Products - 0.6%
Chiquita Brands International Inc.	24,540	324,910	*
Dole Food Co. Inc.	43,610	399,031	*
Overhill Farms Inc.	20,071	91,524	*
Sanderson Farms Inc.	10,700	463,203

Total Food Products		1,278,668

Personal Products - 1.0%
Nu Skin Enterprises Inc., Class A Shares	53,165	1,531,152
Nutraceutical International Corp.	6,400	100,416	*
Prestige Brands Holdings Inc.	56,810	561,851	*

Total Personal Products		2,193,419

TOTAL CONSUMER STAPLES		4,717,845

ENERGY - 5.1%
Energy Equipment & Services - 2.5%
Cal Dive International Inc.	78,400	428,848	*
Complete Production Services Inc.	70,900	1,449,905	*
Dawson Geophysical Co.	16,302	434,448	*
Global Industries Ltd.	122,000	667,340	*
Matrix Service Co.	28,500	249,375	*
Tesco Corp.	16,760	201,623	*
TETRA Technologies Inc.	115,100	1,174,020	*
Tetra Technology Inc.	40,325	845,615	*

Total Energy Equipment & Services		5,451,174

Oil, Gas & Consumable Fuels - 2.6%
CVR Energy Inc.	114,949	948,329	*
International Coal Group Inc.	285,275	1,517,663	*
Rosetta Resources Inc.	30,060	706,109	*
Stone Energy Corp.	75,600	1,113,588	*
Syntroleum Corp.	63,625	118,979	*
VAALCO Energy Inc.	135,102	775,486	*
Western Refining Inc.	112,900	591,596	*

Total Oil, Gas & Consumable Fuels		5,771,750

TOTAL ENERGY		11,222,924

FINANCIALS - 17.2%
Capital Markets - 0.3%
American Capital Ltd.	89,500	519,995	*
BGC Partners Inc., Class A Shares	11,900	71,043

Total Capital Markets		591,038

Commercial Banks - 3.9%
Bank of Marin Bancorp	1,400	45,136
Bank of the Ozarks Inc.	30,310	1,124,198
Camden National Corp.	3,900	135,135

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
City Holding Co.	20,464	$627,631
Community Trust Bancorp Inc.	5,100	138,159
CVB Financial Corp.	72,370	543,499
Danvers Bancorp Inc.	9,060	138,890
Great Southern Bancorp Inc.	10,300	224,231
IBERIABANK Corp.	15,894	794,382
Investors Bancorp Inc.	23,900	282,976	*
Lakeland Financial Corp.	7,270	135,658
NBT Bancorp Inc.	37,080	818,355
Southside Bancshares Inc.	3,858	72,878
SVB Financial Group	13,040	551,853	*
Tompkins Trustco Inc.	8,965	355,552
UMB Financial Corp.	38,810	1,378,143
Westamerica Bancorporation	8,000	435,920
Western Alliance Bancorp	92,650	620,755	*
Wilshire Bancorp Inc.	42,945	280,860

Total Commercial Banks		8,704,211

Consumer Finance - 3.0%
Cash America International Inc.	60,243	2,108,505
Dollar Financial Corp.	87,470	1,825,499	*
EZCORP Inc., Class A Shares	133,100	2,667,324	*

Total Consumer Finance		6,601,328

Diversified Financial Services - 0.1%
Life Partners Holdings Inc.	14,100	268,323

Health Care - 0.5%
OMEGA Healthcare Investors Inc.	48,900	1,097,805

Insurance - 4.3%
American Equity Investment Life Holding Co.	166,980	1,709,875
Amerisafe Inc.	14,790	277,756	*
AmTrust Financial Services Inc.	53,000	769,560
Aspen Insurance Holdings Ltd.	18,960	574,109
CNA Surety Corp.	36,100	646,912	*
CNO Financial Group Inc.	393,325	2,179,020	*
Delphi Financial Group, Class A Shares	33,608	839,864
First Mercury Financial Corp.	27,200	274,176
Flagstone Reinsurance Holdings SA	64,466	683,984
Montpelier Re Holdings Ltd.	44,940	778,361
National Financial Partners Corp.	60,000	760,200	*
National Interstate Corp.	5,950	129,532

Total Insurance		9,623,349

Real Estate Investment Trusts (REITs) - 4.6%
Agree Realty Corp.	10,620	268,155
American Capital Agency Corp.	25,370	674,081
Anworth Mortgage Asset Corp.	172,050	1,226,717
Ashford Hospitality Trust	71,010	642,641	*
Cousins Properties Inc.	169,986	1,213,700
FelCor Lodging Trust Inc.	90,860	417,956	*
Getty Realty Corp.	37,000	992,710
Hatteras Financial Corp.	31,990	910,755
Invesco Mortgage Capital	9,900	213,048
MFA Mortgage Investments Inc.	134,800	1,028,524
NorthStar Realty Finance Corp.	173,030	647,132
PS Business Parks Inc.	4,000	226,280
Sunstone Hotel Investors Inc.	61,100	554,177	*
Tanger Factory Outlet Centers Inc.	25,044	1,180,574

Total Real Estate Investment Trusts (REITs)		10,196,450

Real Estate Management & Development - 0.2%
Forestar Real Estate Group Inc.	26,400	450,120	*

Thrifts & Mortgage Finance - 0.3%
First Defiance Financial Corp.	6,787	68,413
OceanFirst Financial Corp.	4,500	55,215
Provident New York Bancorp	47,980	402,552

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - continued
United Financial Bancorp Inc.	2,200	$29,722

Total Thrifts & Mortgage Finance		555,902

TOTAL FINANCIALS		38,088,526

HEALTH CARE - 15.2%
Biotechnology - 3.1%
Cubist Pharmaceuticals Inc.	111,901	2,617,364	*
Enzon Pharmaceuticals Inc.	18,700	210,375	*
Martek Biosciences Corp.	86,900	1,966,547	*
Onyx Pharmaceuticals Inc.	12,900	340,302	*
PDL BioPharma Inc.	167,450	880,787
SciClone Pharmaceuticals Inc.	101,680	268,435	*
ZymoGenetics Inc.	64,064	624,624	*

Total Biotechnology		6,908,434

Health Care Equipment & Supplies - 4.1%
Invacare Corp.	101,436	2,689,068
Kensey Nash Corp.	34,040	983,416	*
Sirona Dental Systems Inc.	82,150	2,960,686	*
STERIS Corp.	72,959	2,423,698

Total Health Care Equipment & Supplies		9,056,868

Health Care Providers & Services - 4.8%
Amedisys Inc.	39,871	948,930	*
AMERIGROUP Corp.	37,455	1,590,714	*
Catalyst Health Solutions Inc.	15,936	561,107	*
Centene Corp.	47,470	1,119,817	*
Emergency Medical Services Corp., Class A Shares	26,640	1,418,580	*
Five Star Quality Care Inc.	42,481	214,529	*
Healthspring Inc.	95,600	2,470,304	*
Molina Healthcare Inc.	29,580	798,364	*
Owens & Minor Inc.	12,000	341,520
Rural/Metro Corp.	25,700	218,707	*
Sun Healthcare Group Inc.	7,250	61,407	*
Universal American Financial Corp.	38,840	572,890
WellCare Health Plans Inc.	9,100	263,536	*

Total Health Care Providers & Services		10,580,405

Life Sciences Tools & Services - 0.7%
Affymetrix Inc.	61,528	280,568	*
Bio-Rad Laboratories Inc., Class A Shares	15,212	1,376,838	*

Total Life Sciences Tools & Services		1,657,406

Pharmaceuticals - 2.5%
Medicines Co.	52,383	743,839	*
Medicis Pharmaceutical Corp., Class A Shares	41,440	1,228,696
Par Pharmaceutical Cos. Inc.	41,871	1,217,609	*
Questcor Pharmaceuticals Inc.	112,500	1,116,000	*
Santarus Inc.	121,604	366,028	*
ViroPharma Inc.	66,050	984,805	*

Total Pharmaceuticals		5,656,977

TOTAL HEALTH CARE		33,860,090

INDUSTRIALS - 14.0%
Aerospace & Defense - 0.6%
Cubic Corp.	5,900	240,720
GenCorp Inc	213,045	1,048,181	*
Orbital Sciences Corp.	5,000	76,500	*

Total Aerospace & Defense		1,365,401

Air Freight & Logistics - 0.2%
Pacer International Inc.	63,090	381,064	*
Park-Ohio Holdings Corp.	11,000	146,300	*

Total Air Freight & Logistics		527,364

Airlines - 1.5%
Allegiant Travel Co.	16,920	716,054
Hawaiian Holdings Inc.	37,407	224,068	*
JetBlue Airways Corp.	167,410	1,119,973	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Airlines - continued
US Airways Group Inc.	142,400	$1,317,200	*

Total Airlines		3,377,295

Building Products - 0.9%
AO Smith Corp.	28,800	1,667,232
Apogee Enterprises Inc.	31,890	291,793

Total Building Products		1,959,025

Commercial Services & Supplies - 2.1%
ATC Technology Corp.	13,400	331,516	*
Consolidated Graphics Inc.	17,700	733,665	*
M&F Worldwide Corp.	15,599	379,835	*
Multi-Color Corp.	9,037	139,170
Sykes Enterprises Inc.	16,117	218,869	*
TeleTech Holdings Inc.	99,000	1,469,160	*
Unifirst Corp.	31,840	1,405,736

Total Commercial Services & Supplies		4,677,951

Construction & Engineering - 1.6%
EMCOR Group Inc.	69,810	1,716,628	*
Great Lakes Dredge and Dock Co.	201,880	1,172,923
Michael Baker Corp.	21,250	700,400	*

Total Construction & Engineering		3,589,951

Electrical Equipment - 0.5%
Fushi Copperweld Inc.	52,785	458,702	*
Powell Industries Incorporated	23,900	743,768	*

Total Electrical Equipment		1,202,470

Industrial Conglomerates - 0.4%
Standex International Corp.	13,734	332,226
Tredegar Corp.	26,289	498,965

Total Industrial Conglomerates		831,191

Machinery - 3.3%
Chart Industries Inc.	42,340	862,043	*
Federal Signal Corp.	86,180	464,510
Force Protection Inc.	208,080	1,048,723	*
Kadant, Inc.	20,830	393,895	*
Kaydon Corp.	41,168	1,424,413
L.B. Foster Co., Class A	25,494	737,796	*
NACCO Industries Inc., Class A Shares	10,920	954,299
Thermadyne Holdings Corp.	10,944	154,639	*
TriMas Corp.	59,063	877,086	*
Watts Water Technologies Inc., Class A Shares	10,027	341,419

Total Machinery		7,258,823

Professional Services - 0.9%
Corporate Executive Board Co.	11,000	347,160
Huron Consulting Group Inc.	45,600	1,002,744	*
Navigant Consulting Inc.	57,000	662,910	*

Total Professional Services		2,012,814

Road & Rail - 2.0%
Avis Budget Group Inc.	136,596	1,591,343	*
Dollar Thrifty Automotive Group	25,700	1,288,598	*
Marten Transport Ltd.	30,790	713,712
P.A.M. Transportation Services	1,370	17,235	*
Saia Inc.	13,250	197,823	*
Werner Enterprises Inc.	28,500	583,965

Total Road & Rail		4,392,676

TOTAL INDUSTRIALS		31,194,961

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.5%
Anaren Inc.	15,010	252,018	*
Arris Group Inc.	209,630	2,048,085	*
InterDigital Inc.	50,833	1,505,165	*
NETGEAR Inc.	69,393	1,874,305	*
Oplink Communications Inc.	25,013	496,258	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Communications Equipment - continued
Plantronics Inc.	18,740	$633,037
Powerwave Technologies Inc.	505,273	919,597	*

Total Communications Equipment		7,728,465

Computers & Peripherals - 0.6%
Cray Inc.	30,440	200,904	*
Hypercom Corp.	2,650	17,225	*
Novatel Wireless Inc.	85,012	669,895	*
Quantum Corp.	177,392	376,071	*

Total Computers & Peripherals		1,264,095

Electronic Equipment, Instruments & Components - 2.4%
Anixter International Inc.	19,200	1,036,608	*
Brightpoint Inc.	132,132	923,603	*
Checkpoint Systems Inc.	16,335	332,417	*
CTS Corp.	20,880	200,866
Multi-Fineline Electronix Inc.	6,040	132,820	*
Radisys Corp.	6,331	59,638	*
Richardson Electronics Ltd.	15,950	167,475
Smart Modular Technologies (WWH) Inc.	138,880	837,446	*
SYNNEX Corp.	39,360	1,107,590	*
Technitrol Inc.	56,310	248,327
TTM Technologies Inc.	36,100	353,419	*

Total Electronic Equipment, Instruments & Components		5,400,209

Internet Software & Services - 1.6%
EarthLink Inc.	101,220	920,090
United Online Inc.	222,324	1,271,693
ValueClick Inc.	83,300	1,089,564	*
Web.com Group Inc.	57,270	314,985	*

Total Internet Software & Services		3,596,332

IT Services - 2.6%
CACI International, Inc., Class A Shares	19,800	896,148	*
Ciber Inc	134,900	406,049	*
CSG Systems International Inc.	84,840	1,546,633	*
Global Cash Access Inc.	90,380	368,751	*
ManTech International Corp., Class A Shares	13,700	542,520	*
Ness Technologies Inc.	51,300	230,850	*
TNS Inc.	7,900	133,905	*
VeriFone Holdings Inc.	57,600	1,789,632	*

Total IT Services		5,914,488

Semiconductors & Semiconductor Equipment - 3.6%
Actel Corp.	30,451	485,693	*
Conexant Systems Inc.	81,400	133,496	*
Diodes Inc.	23,800	406,742	*
DSP Group Inc.	25,400	177,800	*
Entegris Inc.	90,908	424,540	*
Integrated Device Technology Inc.	191,335	1,119,310	*
Kopin Corp.	139,300	494,515	*
Kulicke & Soffa Industries Inc.	75,200	465,488	*
Photronics Inc.	247,700	1,310,333	*
RF Micro Devices Inc.	225,400	1,383,956	*
Sigma Designs Inc.	26,983	310,035	*
Tessera Technologies Inc.	36,300	671,550	*
Zoran Corp.	73,508	561,601	*

Total Semiconductors & Semiconductor Equipment		7,945,059

Software - 3.5%
ACI Worldwide Inc.	25,190	564,004	*
Actuate Corporation	47,900	246,685	*
EPIQ Systems Inc.	5,440	66,694
Magma Design Automation Inc	87,850	325,045	*
Microstrategy, Inc., Class A Shares	8,800	762,168	*
Net 1 UEPS Technologies Inc.	44,910	519,160	*
Progress Software Corp.	49,182	1,627,924	*
Quest Software Inc.	56,450	1,388,105	*
Smith Micro Software Inc.	43,837	435,740	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Software - continued
Telecommunication Systems Inc., Class A Shares	61,807	$241,665	*
TIBCO Software Inc.	85,463	1,516,114	*

Total Software		7,693,304

TOTAL INFORMATION TECHNOLOGY		39,541,952

MATERIALS - 6.0%
Chemicals - 3.2%
Hawkins Inc.	7,020	248,648
Innophos Holdings Inc.	59,910	1,983,021
Koppers Holdings Inc.	34,323	922,259
Omnova Solutions Inc.	162,762	1,170,259	*
PolyOne Corp.	119,450	1,444,151	*
Spartech Corp.	54,000	443,340	*
W.R. Grace and Co.	32,850	917,829	*

Total Chemicals		7,129,507

Containers & Packaging - 0.5%
Rock-Tenn Co., Class A Shares	21,350	1,063,443

Metals & Mining - 1.9%
Coeur d’Alene Mines Corp.	45,500	906,360	*
General Steel Holdings Inc.	98,570	267,125	*
Hecla Mining Co.	133,600	844,352	*
Noranda Aluminium Holding Corp.	16,320	134,150	*
Olympic Steel Inc.	16,100	370,139
Stillwater Mining Co.	62,750	1,056,710	*
Worthington Industries, Inc.	46,000	691,380

Total Metals & Mining		4,270,216

Paper & Forest Products - 0.4%
Domtar Corp.	9,300	600,594
Neenah Paper Inc.	17,173	261,030

Total Paper & Forest Products		861,624

TOTAL MATERIALS		13,324,790

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Cincinnati Bell Inc.	157,198	419,719	*
Consolidated Communications Holdings Inc.	6,200	115,754
Premiere Global Services Inc.	67,500	477,900	*
Vonage Holdings Corp.	314,520	802,026	*

Total Diversified Telecommunication Services		1,815,399

Wireless Telecommunication Services - 0.4%
USA Mobility, Inc.	49,600	795,088

TOTAL TELECOMMUNICATION SERVICES		2,610,487

UTILITIES - 3.6%
Electric Utilities - 1.9%
El Paso Electric Co.	110,850	2,636,013	*
UIL Holdings Corp.	35,065	987,430
Unisource Energy Corp.	16,950	566,639

Total Electric Utilities		4,190,082

Gas Utilities - 0.5%
Piedmont Natural Gas Co. Inc.	16,984	492,536
Southwest Gas Corp.	18,400	618,056

Total Gas Utilities		1,110,592

Multi-Utilities - 1.2%
Avista Corp.	57,950	1,209,996
NorthWestern Corp.	55,150	1,571,775

Total Multi-Utilities		2,781,771

TOTAL UTILITIES		8,082,445

TOTAL INVESTMENTS - 99.4% (Cost - $200,777,593#)		220,807,987
Other Assets in Excess of Liabilities - 0.6%		1,308,815

TOTAL NET ASSETS - 100.0%		$222,116,802

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”), is a separate diversified investment series of Legg Mason Charles Street Trust, Inc. (“the Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common stocks†	$220,807,987	—	—	$220,807,987

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued

Notes to Schedule of Investments (unaudited) (continued)

interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,861,911
Gross unrealized depreciation	(16,831,517)

Net unrealized appreciation	$20,030,394

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: November 24, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2010